Income Tax	12 Months Ended
Dec. 31, 2019
Major components of tax expense (income) [abstract]
Income Tax
9.	INCOME TAX
Hong Kong profits tax has been provided at the rate of 16.5% (2018: 16.5%; 2017: 16.5%) on the estimated assessable profits arising in Hong Kong:

		Year ended December 31 ,
	Note	2017	2018	2019
		HK$	HK$	HK$
Hong Kong profits tax
Charge for the year		19,988,157	43,127,820	69,585,469
Overprovision in prior year		—	(2,359,495)	—
Deferred tax	21	112,969,008	33,148,500	79,556,400
The People’s Republic of China withholding tax charge for the year		2,256,460	9,922,772	9,207,649

		135,213,625	83,839,597	158,349,518

A reconciliation of tax expense and profit before tax at the Hong Kong statutory tax rate in which the Group’s major operating subsidiaries are domiciled is as follows:

	Year ended December 31,
	2017	2018	2019
	HK$	HK$	HK$
Profit before tax	808,585,471	608,965,226	989,253,972

Tax at statutory tax rate of 16.5%	133,416,603	100,479,262	163,226,906
Tax effect of non-taxable income	(3,834,400)	(25,554,680)	(23,255,305)
Tax effect of non-deductible expenses	3,308,966	1,355,050	8,952,076
Tax effect of unrecognized temporary difference	13,522	16,553	223,434
Tax effect of tax loss not recognized	64,264	10,797	24,541
Overprovision in prior year	—	(2,359,495)	—
Utilization of tax losses previously not recognized	(11,790)	(30,662)	(29,783)
Withholding tax on the dividend income	2,256,460	9,922,772	9,207,649

Income tax expense	135,213,625	83,839,597	158,349,518